Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 0	$ 146,221
Restricted cash	604,944	274,557
Accounts and other receivables	90,196	741
Accounts receivable—affiliate	99,336	1,271
Advances to affiliate	37,697	39,836
Inventory	97,431	16,667
Other current assets	28,656	14,182
Total current assets	958,260	493,475
Non-current restricted cash	0	13,650
Property, plant and equipment, net	14,158,187	11,931,602
Debt issuance costs, net	120,704	132,091
Non-current derivative assets	82,861	30,304
Other non-current assets, net	222,328	232,031
Total assets	15,542,340	12,833,153
Current liabilities
Accounts payable	27,162	16,407
Accrued liabilities	417,502	224,292
Current debt, net	223,500	1,673,379
Due to affiliates	99,529	115,123
Deferred revenue	72,631	26,669
Deferred revenue—affiliate	717	717
Derivative liabilities	14,446	6,430
Other current liabilities	224	0
Total current liabilities	855,711	2,063,017
Long-term debt, net	14,209,229	10,018,325
Non-current deferred revenue	5,500	9,500
Non-current derivative liabilities	2,001	2,884
Other non-current liabilities	165	175
Other non-current liabilities—affiliate	26,680	26,321
Commitments and contingencies (see Note 14)
Partners’ equity
Common unitholders’ interest (57.1 million units issued and outstanding at December 31, 2016 and 2015)	129,712	305,747
Class B unitholders’ interest (145.3 million units issued and outstanding at December 31, 2016 and 2015)	62,256	(37,429)
Subordinated unitholders’ interest (135.4 million units issued and outstanding at December 31, 2016 and 2015)	239,909	428,035
General partner’s interest (2% interest with 6.9 million units issued and outstanding at December 31, 2016 and 2015)	11,177	16,578
Total partners’ equity	443,054	712,931
Total liabilities and partners’ equity	$ 15,542,340	$ 12,833,153